Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
40	SEGMENT INFORMATION
The Group is principally engaged in a broad range of petroleum related products, services and activities. The Group’s operating segments comprise: Oil, Gas and New energy resources, Refining, Chemicals and New materials, Marketing, Natural Gas Sales and Head Office and Other. On the basis of these operating segments, the management of the Company assesses the segmental operating results and allocates resources. Sales between operating segments are conducted principally at market price. Additionally, the Group presents geographical information based on entities located in regions with a similar risk profile.
The Oil, Gas and New energy resources segment is engaged in the exploration, development, transportation, production, marketing of crude oil and natural gas and new energy resources business.

The Refining, Chemicals and New materials segment is engaged in the refining of crude oil and petroleum products, production and marketing of primary petrochemical products, derivative petrochemical products, other chemical products and new materials business.
The Marketing segment is engaged in the marketing of refined products and non-oil
products, and the trading business.
The Natural Gas Sales segment is engaged in the transportation and sale of natural gas.
The Head Office and Other segment relates to cash management and financing activities, the corporate center, research and development, and other business services supporting the other operating business segments of the Group.
In 2020, in order to promote the transformation and upgrading of refining and chemicals business, promote the quality-oriented business development of refined products and lubricating oil production and marketing, promote specialized operation, market-oriented operation, lean management and integrated coordination, the Group transferred PetroChina Fuel Oil Co., Ltd. and PetroChina Lubricant Company from Marking to Refining, Chemicals and New materials segment, and synchronize budget control and performance evaluation indicator accordingly.
The accounting policies of the operating segments are the same as those described in Note 3 — “Summary of Principal Accounting Policies”.

Table of Contents

The segment information for the operating segments for the years ended December 31, 2022, 2021 and 2020 are as follows:

Year Ended December 31, 2022	Oil, Gas and New Energy Resources	Refining, Chemicals and New Materials	Marketing	Natural Gas Sales	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	929,279	1,164,596	2,771,894	519,211	5,473	5,390,453
Less: Intersegment sales	(777,846)	(827,572)	(520,502)	(22,156)	(3,210)	(2,151,286)

Revenue from external customers	151,433	337,024	2,251,392	497,055	2,263	3,239,167

Depreciation, depletion and amortisation	(182,989)	(27,265)	(20,563)	(5,329)	(1,890)	(238,036)
Including: Impairment losses of property, plant and equipment	(17,090)	(3,394)	(1,231)	(680)	—	(22,395)
Profit/(loss) from operations	165,748	40,570	14,374	12,957	(16,989)	216,660
Finance costs:
Exchange gain						23,772
Exchange loss						(25,590)
Interest income						4,738
Interest expense						(21,554)

Total net finance costs						(18,634)

Share of profit / (loss) of associates and joint ventures	4,765	37	(195)	8,323	2,321	15,251

Profit before income tax expense						213,277
Income tax expense						(49,295)

Profit for the year						163,982

Segment assets	1,457,543	482,452	596,463	171,643	1,646,141	4,354,242
Other assets						31,806
Investments in associates and joint ventures	46,053	2,205	17,829	169,903	33,579	269,569
Elimination of intersegment balances (a)						(1,982,132)

Total assets						2,673,485

Capital expenditures	221,592	41,771	5,069	4,936	939	274,307
Segment liabilities	581,261	243,417	404,991	135,361	590,604	1,955,634
Other liabilities						74,530
Elimination of intersegment balances (a)						(894,532)

Total liabilities						1,135,632

Year Ended December 31, 2021	Oil, Gas and New Energy Resources	Refining, Chemicals and New Materials	Marketing	Natural Gas Sales	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	688,334	974,972	2,170,062	417,022	3,894	4,254,284
Less: Intersegment sales	(571,705)	(650,018)	(397,485)	(19,526)	(1,201)	(1,639,935)

Revenue from external customers	116,629	324,954	1,772,577	397,496	2,693	2,614,349

Depreciation, depletion and amortisation	(175,329)	(28,466)	(20,338)	(5,288)	(1,848)	(231,269)
Including: Impairment losses of property, plant and equipment	(20,218)	(4,681)	(1,396)	(176)	—	(26,471)
Profit/(loss) from operations	68,452	49,740	13,277	43,965	(14,281)	161,153
Finance costs:
Exchange gain						13,377
Exchange loss						(12,839)
Interest income						2,984
Interest expense						(19,739)

Total net finance costs						(16,217)

Share of profit of associates and joint ventures	2,633	68	680	7,570	2,316	13,267

Profit before income tax expense						158,203
Income tax expense						(43,507)

Profit for the year						114,696

Segment assets	1,391,129	457,914	520,938	164,934	1,573,900	4,108,815
Other assets						17,014
Investments in associates and joint ventures	44,289	1,966	19,020	169,611	30,899	265,785
Elimination of intersegment balances (a)						(1,889,352)

Total assets						2,502,262

Capital expenditures	178,259	54,487	10,982	6,750	700	251,178
Segment liabilities	550,365	199,159	349,609	128,490	566,602	1,794,225
Other liabilities						103,412
Elimination of intersegment balances (a)						(804,244)

Total liabilities						1,093,393

Year Ended December 31, 202 0	Oil, Gas and New Energy Resources	Refining, Chemicals and New Materials	Marketing	Natural Gas Sales	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	530,807	774,775	1,497,533	370,771	3,547	3,177,433
Less: Intersegment sales	(437,670)	(492,667)	(276,503)	(35,437)	(1,320)	(1,243,597)

Revenue from external customers	93,137	282,108	1,221,030	335,334	2,227	1,933,836

Depreciation, depletion and amortization	(150,849)	(23,893)	(17,833)	(19,475)	(1,825)	(213,875)
Including: Impairment losses of property, plant and equipment	(15,364)	—	(3)	—	—	(15,367)
Profit / (loss) from operations	23,092	(1,834)	(2,906)	72,410	(14,825)	75,937
Finance costs:
Exchange gain						14,387
Exchange loss						(14,279)
Interest income						3,023
Interest expense						(26,528)

Total net finance costs						(23,397)

Share of (loss)/profit of associates and joint ventures	(616)	(24)	(728)	2,128	2,773	3,533

Profit before income tax expense						56,073
Income tax expense						(22,588)

Profit for the year						33,485

Segment assets	1,452,554	432,022	489,984	195,353	1,631,577	4,201,490
Other assets						17,361
Investments in associates and joint ventures	41,461	1,289	18,239	160,730	28,884	250,603
Elimination of intersegment balances (a)						(1,981,328)

Total assets						2,488,126

Capital expenditures	186,620	21,810	16,294	21,143	626	246,493
Segment liabilities	658,521	186,332	321,460	192,456	573,340	1,932,109
Other liabilities						80,104
Elimination of intersegment balances (a)						(890,708)
Total liabilities						1,121,505

Geographical information

	Revenue			Non-current assets (b)
	2022	2021	2020	December 31, 2022	December 31, 2021
	RMB	RMB	RMB	RMB	RMB
China’s mainland	1,888,906	1,626,616	1,212,821	1,853,462	1,838,505
Other	1,350,261	987,733	721,015	178,343	165,117

	3,239,167	2,614,349	1,933,836	2,031,805	2,003,622

(a)	Elimination of intersegment balances represents elimination of intersegment accounts and investments.
(b)	Non-current assets mainly include non-current assets other than financial instruments and deferred tax assets.